Vessels	12 Months Ended
Dec. 31, 2015
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$1,686,590	$(366,215)	$1,320,375

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	62,588	-	62,588
- Acquisitions, improvements and other vessel costs	58,476	-	58,476
- Depreciation for the year	-	(68,306)	(68,306)
Balance, December 31, 2014	$1,807,654	$(434,521)	$1,373,133

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	50,171	-	50,171
- Acquisitions, improvements and other vessel costs	90,167	-	90,167
- Depreciation for the period	-	(72,668)	(72,668)
Balance, December 31, 2015	$1,947,992	$(507,189)	$1,440,803

During 2014, the Company took delivery of “Crystalia” and “Atalandi”, which until then were under construction and additionally acquired the Capesize dry bulk carrier “GP Zafirakis” for $58,000, which was delivered in August 2014.

On April 20, 2015, Ujae Shipping Company Inc., entered into an agreement to acquire from an unrelated third party a new-building Capesize dry bulk vessel, named New Orleans, for a purchase price of $43,000. The vessel was delivered on November 10, 2015.

On April 27, 2015, Rairok Shipping Company Inc. entered into a memorandum of agreement with an unrelated third party to acquire a Kamsarmax dry bulk vessel, renamed to Medusa, for a purchase price of $18,050. The vessel was delivered in June 2015.

On November 2, 2015, Toku Shipping Company Inc. entered into a memorandum of agreement with an unrelated third party to acquire a Capesize dry bulk vessel, named Seattle, for a purchase price of $28,500. The vessel, was delivered in November 2015.